Supplement to the
Fidelity® Nasdaq
Composite Index® Tracking Stock
September 5, 2003

The offering of shares is contingent upon the approval of an exemptive application currently pending before the SEC, which approval may or may not be granted.

ETF-03-01 September 5, 2003
1.790427.100

SUPPLEMENT TO THE

FIDELITY® NASDAQ COMPOSITE® INDEX TRACKING STOCK

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

September 5, 2003

The offering of shares is contingent upon the approval of an exemptive application currently pending before the Securities and Exchange Commission, which approval may or may not be granted.

ETFB-03-01 September 5, 2003
1.790428.100